Organization (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 19, 2016 USD ($) $ / shares shares	Apr. 24, 2016 item
Organization
Number of casino gaming facilities | item		14
Eldorado Resorts Inc. | Isle Of Capri Casinos Inc. | Merger Agreement
Business Combination, Description [Abstract]
Consideration (in dollars per share) | $ / shares	$ 23.00
Consideration (in shares) | shares	1.638
Total consideration | $	$ 1.7
Ownership interest by parent (as a percent)	62.00%
Ownership interest by non-controlling owners (as a percent)	38.00%